Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
For Termination Benefits(*)	$ 321,731,661	$ 8,740,620
Others	74,861,824	35,656,904
Total	396,593,485	$ 44,397,524
Restructuring provision	$ 287,485,252